Revenues (Table)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended
	December 31,	December 31,
	2021	2020
Vanadium sales from contracts with customers	$198,280	$121,008
Re-measurement of trade receivables / payables	-	(1,021)
Total	$198,280	$119,987